FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ] ;  Amendment Number:

 This Amendment (Check one only):           [ ]  is a restatement
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Water Island Capital, LLC
Address:          41 Madison Avenue
                  New York, New York 10010

Form 13F File Number:  28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John S. Orrico
Title:   President
Phone:   (212) 584-2366

Signature, Place, and Date of Signing:

/s/ John S. Orrico        New York, New York         10/27/2008
    [Signature]             [City, State]                [Date]

Report Type:      (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               46

Form 13F Information Table Value Total:      $   184,035
                                              (thousands)


List of Other Included Managers:                    NONE

   COLUMN 1                  COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
   --------                  --------        --------   --------   -------------------  --------   --------   ------------------
                                                         FAIR
                                                         MARKET   SHARES OR
                              TITLE OF        CUSIP      VALUE    PRINCIPAL  SH/  PUT/  INVESTMENT             VOTING AUTHORITY
NAME OF ISSUER                CLASS           NUMBER     (000'S)  AMOUNT     PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

CASTLEPOINT HOLDINGS LTD     COM             G19522112     2045   183728     SH           SOLE                183728
AMCOMP INC                   COM             02342J101    10059   845288     SH           SOLE                845288
ANHEUSER BUSCH COS INC       COM             035229103     8359   126834     SH           SOLE                126834
APRIA HEALTHCARE GROUP INC   COM             037933108    14286   782137     SH           SOLE                782137
APPLIED BIOSYSTEMS INC DEL   COM             038149100     6679   194998     SH           SOLE                194998
ASHLAND INC NEW              COM             044209104       16       60     SH   CALL    SOLE                60
BANK OF AMERICA CORPORATION  COM             060505104      112     3210     SH           SOLE                3210
BANK OF AMERICA CORPORATION  COM             060505104      101      386     SH   PUT     SOLE                386
BARR PHARMACEUTICALS         COM             068306109     8299   127084     SH           SOLE                127084
CAPTARIS INC                 COM             14071N104     1357   294345     SH           SOLE                294345
CATALYST SEMICONDUCTOR INC   COM             148881105     1884   403253     SH           SOLE                403253
CONSTELLATION ENERGY GROUP I COM             210371100       75     3077     SH           SOLE                3077
DRS TECHNOLOGIES INC         COM             23330X100     9485   123578     SH           SOLE                123578
DATASCOPE CORP               COM             238113104     2374    45980     SH           SOLE                45980
ENLIVEN MARKETING TECH CORP  COM             293361101      234   364976     SH           SOLE                364976
FOUNDRY NETWORKS INC         COM             35063R100    10951   601360     SH           SOLE                601360
GEHL CO                      COM             368483103     5333   161199     SH           SOLE                161199
GENENTECH INC                COM NEW         368710406     5616    63333     SH           SOLE                63333
GOLDLEAF FINANCIAL SOLUTIONS COM NEW         38144H208     1020   689260     SH           SOLE                689260
GREY WOLF INC                COM             397888108     3449   443282     SH           SOLE                443282
HLTH CORPORATION             COM             40422Y101     9839   860774     SH           SOLE                860774
HERCULES INC                 COM             427056106     1191    60166     SH           SOLE                60166
HILB ROGAL & HOBBS CO        COM             431294107    17092   367411     SH           SOLE                367411
HUNTSMAN CORP                COM             447011107     3406   270331     SH           SOLE                270331
HUNTSMAN CORP                COM             447011107       25       76     SH   CALL    SOLE                76
HUNTSMAN CORP                COM             447011107      239     1241     SH   CALL    SOLE                1241
INVERNESS MED INNOVATIONS IN COM             46126P106     1609    48513     SH           SOLE                48513
IKON OFFICE SOLUTIONS INC    COM             46202P103      599    35226     SH           SOLE                35226
I2 TECHNOLOGIES INC          COM NEW         465754208    10500   778384     SH           SOLE                778384
MERRILL LYNCH & CO INC       COM             590188108     4519   178625     SH           SOLE                178625
NATIONWIDE FINL SVCS INC     CL A            638612101     3795    76931     SH           SOLE                76931
PEOPLESUPPORT INC            COM             712714302     1629   139338     SH           SOLE                139338
PHILADELPHIA CONS HLDG CORP  COM             717528103     5325    90915     SH           SOLE                90915
PHOTON DYNAMICS INC          COM             719364101     8118   528838     SH           SOLE                528838
PUGET ENERGY INC NEW         COM             745310102     9510   356165     SH           SOLE                356165
PUGET ENERGY INC NEW         COM             745310102        5       30     SH   PUT     SOLE                30
PUGET ENERGY INC NEW         COM             745310102      122     1252     SH   PUT     SOLE                1252
SCIELE PHARMA INC            COM             808627103     1866    60608     SH           SOLE                60608
SIRIUS XM RADIO INC          COM             82967N108       53    92175     SH           SOLE                92175
SOURCEFIRE INC               COM             83616T108     1529   209716     SH           SOLE                209716
TOWER GROUP INC              COM             891777104        5       25     SH   PUT     SOLE                25
TURBOCHEF TECHNOLOGIES INC   COM NEW         900006206     5159   838855     SH           SOLE                838855
SOURCEFIRE INC               COM             83616W101     1508   195094     SH           SOLE                195094
WEBMD HEALTH CORP            CL A            94770V102      195     6556     SH           SOLE                6556
ZILOG INC                    COM PAR $0.01   989524301      525   163415     SH           SOLE                163415
ZONES INC                    COM             98976N103     3938   477344     SH           SOLE                477344